Statements of Consolidated and Combined Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Oil & natural gas sales	$ 172,263	$ 170,411	$ 89,338
Pipeline tariff income	1,468	1,379	1,332
Other income	224	825	1,433
Total revenues	173,955	172,615	92,103
Costs and expenses:
Lease operating	53,453	46,975	32,513
Pipeline operating	2,114	2,526	1,896
Exploration	554	417	161
Production and ad valorem taxes	9,555	6,887	2,838
Depreciation, depletion, and amortization	49,390	41,748	29,697
Impairment of proved oil and natural gas properties	0	15,141	11,800
General and administrative	18,019	15,549	10,544
Accretion of asset retirement obligations	3,755	3,549	2,924
Realized (gain) on commodity derivative instruments	(37,608)	(8,820)	(7,132)
Unrealized (gain) loss on commodity derivative instruments	20,612	(38,494)	(547)
(Gain) on sale of properties	(426)	(63,024)	(1)
Other, net	730	2,260	1,195
Total costs and expenses	120,148	24,714	85,888
Operating income	53,807	147,901	6,215
Other income (expense):
Interest expense, net	(15,043)	(10,830)	(3,441)
Amortization of investment premium	(194)	(606)	(907)
Total other income (expense)	(15,237)	(11,436)	(4,348)
Income before income taxes	38,570	136,465	1,867
Income tax benefit (expense)	(285)	(139)	(218)
Net income	38,285	136,326	1,649
Net income (loss) attributable to predecessor		75,740	(11,317)
Net income attributable to previous owners	38,060	54,140	12,974
Net income (loss) attributable to noncontrolling interest	104	(146)	(8)
Net income attributable to partners	121	6,592
Allocation of net income attributable to partners:
Limited partners	121	6,585
General partner		$ 7
Earnings per unit: (see Note 11)
Basic and diluted earnings per unit	0.01	0.30
Weighted average limited partner units outstanding:
Basic and diluted	22,880	21,756